OTHER NONCURRENT ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OTHER NONCURRENT ASSETS
OTHER NONCURRENT ASSETS

11. OTHER NONCURRENT ASSETS

The following table summarizes the Company’s components of other noncurrent assets (in thousands):

	March 31,	December 31,
	2021	2020
Other investments	$3,025	$3,000
Right of use asset	3,702	1,810
Long-term deposits	99	69
Total other noncurrent assets	$6,826	$4,879

During the year ended December 31, 2020, the Company made an investment in a privately held company in the form of convertible debt for $3.0 million. Under the terms of this agreement, the debt will be converted to common stock of the investee upon the closing of a qualified financing, acquisition or change in control. The full principal balance plus 3% annual interest is due in two years and does not allow voluntary prepayment.

11. OTHER NONCURRENT ASSETS

The following table summarizes the Company’s components of other noncurrent assets (in thousands):

	December 31,
	2020	2019
Other investments	$3,000	$—
Right of use asset	1,810	2,289
Long-term deposits	69	—
Total other noncurrent assets	$4,879	$2,289

During the year ended December 31, 2020, the Company made an investment in a privately held company in the form of convertible debt for $3.0 million. Under the terms of this agreement, the debt will be converted to common stock of the investee upon the closing of a qualified financing, acquisition or change in control. The full principal balance plus 3% annual interest is due in two years and does not allow voluntary prepayment. As of December 31, 2020, the balance of other investments was $3.0 million. As of December 31, 2019, there were no other investments.